INCOME TAX AND DEFERRED TAX, Components of Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	$ (235,072,513)
Deferred tax assets (liability), end of year	(240,465,958)	$ (235,072,513)
Deferred Tax Assets [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	45,224,805	48,087,068	$ 44,956,448
Charge in results	(11,050,762)	(2,862,263)	3,130,620
Deferred tax assets (liability), end of year	34,174,043	45,224,805	48,087,068
Deferred Tax Assets [Member] | Provisions for Legal Claims and Other Provisions [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	451,679	2,481,119	5,726,523
Charge in results	433,280	(2,029,440)	(3,245,404)
Deferred tax assets (liability), end of year	884,959	451,679	2,481,119
Deferred Tax Assets [Member] | Financial Leases [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	6,435,377	16,650,020	12,890,474
Charge in results	(3,391,231)	(10,214,643)	3,759,546
Deferred tax assets (liability), end of year	3,044,146	6,435,377	16,650,020
Deferred Tax Assets [Member] | Contract Liabilities [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	25,526,605	6,829,137	24,589,415
Charge in results	(4,062,555)	18,697,468	(17,760,278)
Deferred tax assets (liability), end of year	21,464,050	25,526,605	6,829,137
Deferred Tax Assets [Member] | Tax Loss Carryforward [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	4,020,329	0
Charge in results	0	(4,020,329)	4,020,329
Deferred tax assets (liability), end of year	0	0	4,020,329
Deferred Tax Assets [Member] | Tax Inflation Adjustment [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	3,403	21,705	112,053
Charge in results	(3,403)	(18,302)	(90,348)
Deferred tax assets (liability), end of year	0	3,403	21,705
Deferred Tax Assets [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	10,188,917	7,797,020	1,637,983
Charge in results	(1,374,956)	2,391,897	6,159,037
Deferred tax assets (liability), end of year	8,813,961	10,188,917	7,797,020
Deferred Tax Assets [Member] | Other Receivables [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	2,618,824	10,287,738	0
Charge in results	(2,651,897)	(7,668,914)	10,287,738
Deferred tax assets (liability), end of year	(33,073)	2,618,824	10,287,738
Deferred Tax Liabilities [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(280,297,318)	(290,391,599)	(234,262,943)
Charge in results	5,657,317	10,094,281	(56,128,656)
Deferred tax assets (liability), end of year	(274,640,001)	(280,297,318)	(290,391,599)
Deferred Tax Liabilities [Member] | Tax Inflation Adjustment [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(9,935,442)	(47,284,202)	(23,481,642)
Charge in results	9,935,442	37,348,760	(23,802,560)
Deferred tax assets (liability), end of year	0	(9,935,442)	(47,284,202)
Deferred Tax Liabilities [Member] | Other Receivables [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	0	(1,065,046)
Charge in results	0	0	1,065,046
Deferred tax assets (liability), end of year	0	0	0
Deferred Tax Liabilities [Member] | Loans [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(4,666,705)	(1,081,544)	(1,248,796)
Charge in results	(7,163,900)	(3,585,161)	167,252
Deferred tax assets (liability), end of year	(11,830,605)	(4,666,705)	(1,081,544)
Deferred Tax Liabilities [Member] | Property, Plant and Equipment [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(245,916,194)	(223,200,674)	(203,594,427)
Charge in results	(1,395,089)	(22,715,520)	(19,606,247)
Deferred tax assets (liability), end of year	(247,311,283)	(245,916,194)	(223,200,674)
Deferred Tax Liabilities [Member] | Cash and Cash Equivalents [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(19,017,561)	(15,332,331)	(3,803,800)
Charge in results	4,745,542	(3,685,230)	(11,528,531)
Deferred tax assets (liability), end of year	(14,272,019)	(19,017,561)	(15,332,331)
Deferred Tax Liabilities [Member] | Inventories [Member]
Components of Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(761,416)	(3,492,848)	(1,069,232)
Charge in results	(464,678)	2,731,432	(2,423,616)
Deferred tax assets (liability), end of year	$ (1,226,094)	$ (761,416)	$ (3,492,848)